Income per share (Tables)	12 Months Ended
Mar. 31, 2019
Reconciliation Of Number Of Shares Outstanding [Abstract]
Summary of Reconciliation of Number of Shares Outstanding

The following table provides a reconciliation between the number of basic and diluted shares outstanding:

	2019	2018

Weighted average number of common shares	79,539,984	78,599,208
Dilutive effect of deferred share units	—	373,039
Dilutive effect of stock options	—	387,049
Weighted average number of diluted shares	79,539,984	79,359,296

Number of anti-dilutive stock options, warrants and deferred share units excluded from diluted earnings per share calculation	10,874,472	8,798,979